Risk Management - Potential Impacts on Interest Rates, Corporate Spreads or Swap Spreads Relative to Current Rates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
-50bp
Disclosure of credit risk exposure [line items]
Interest rates, CSM	$ 200	$ 100
Interest rates, net income attributed to shareholders	100	100
Interest rates, other comprehensive income attributed to shareholders	(100)	(100)
Interest rates, total comprehensive income attributed to shareholders	0	0
Corporate spreads, CSM	(200)	0
Corporate spreads, net income attributed to shareholders	0	100
Corporate spreads, other comprehensive income attributed to shareholders	100	(200)
Corporate spreads, total comprehensive income attributed to shareholders	100	(100)
+50bp
Disclosure of credit risk exposure [line items]
Interest rates, CSM	(300)	(200)
Interest rates, net income attributed to shareholders	(100)	(100)
Interest rates, other comprehensive income attributed to shareholders	100	200
Interest rates, total comprehensive income attributed to shareholders	0	100
Corporate spreads, CSM	100	(100)
Corporate spreads, net income attributed to shareholders	0	(100)
Corporate spreads, other comprehensive income attributed to shareholders	0	300
Corporate spreads, total comprehensive income attributed to shareholders	0	200
-20bp
Disclosure of credit risk exposure [line items]
Swap spreads, CSM	0	0
Swap spreads, net income attributed to shareholders	100	100
Swap spreads, other comprehensive income attributed to shareholders	(300)	(100)
Swap spreads, total comprehensive income attributed to shareholders	(200)	0
+20bp
Disclosure of credit risk exposure [line items]
Swap spreads, CSM	0	0
Swap spreads, net income attributed to shareholders	(100)	(100)
Swap spreads, other comprehensive income attributed to shareholders	300	100
Swap spreads, total comprehensive income attributed to shareholders	$ 200	$ 0